Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization	Intangible assets, stated at cost less accumulated amortization, consisted of the following:
	December 31, 2021	December 31, 2022
	RMB	RMB
Software and technology	16,946,187	—
Customer relationship	31,168,000	—
Less: accumulated amortization	(30,926,979)	—
	17,187,208	—